INVENTORY	12 Months Ended
Mar. 31, 2025
Schedule Of Inventory
INVENTORY	NOTE – 14 INVENTORY
	As of March 31,
	2024	2025
	HKD	HKD

Finished goods	$-	$305,307
The balance represented finished goods to be sold at merchandise trading.